Equity (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Stock Option Activity

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2014	1,719,241	$43.89
Granted	1,020,951	32.78
Exercised	(164,678)	17.44
Forfeited	(125,772)	69.36
Options outstanding as of December 31, 2015	2,449,742	$39.73
Options exercisable as of December 31, 2015	1,064,712	$32.58

Schedule of Stock Options Outstanding

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2015	Life in Years	Price	2015	Price
$2.21	-	$9.32	499,758	2.58	$6.71	482,014	$6.71
9.33	-	29.53	598,957	6.21	22.49	242,928	17.97
29.54	-	35.16	601,683	8.96	35.16	-	-
$35.17	-	$120.51	749,344	6.27	79.19	339,770	79.71
			2,449,742	6.16	$39.73	1,064,712	$32.58

Aggregate intrinsic value (U.S. $ in thousands)			$10,009			$9,532

Summary of RSUs activity
	Number of RSUs	Weighted Average Grant Date Fair
Unvested RSUs outstanding as of December 31, 2014	660,101	$94.15
Granted	158,935	48.10
Vested	(93,424)	97.71
Forfeited	(166,488)	91.17
Unvested RSUs outstanding as of December 31, 2015	559,124	$81.35

Schedule of Equity classified stock-based compensation

	2015	2014	2013

	(U.S. $ in thousands)

Cost of sales	$5,381	$4,493	$2,980
Research and development, net	5,759	4,862	3,491
Selling, general and administrative	18,870	20,852	17,791
Total stock-based compensation expenses	$30,010	$30,207	$24,262

Schedule of Accumulated other comprehensive income (loss)
	Year ended December 31, 2015
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(288)	(8,263)	(8,551)
Amounts reclassified from accumulated
other comprehensive loss	1,424	-	1,424
Other comprehensive income (loss)	1,136	(8,263)	(7,127)
Balance as of December 31, 2015	$(107)	$(10,667)	$(10,774)

	Year ended December 31, 2014
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Other	Total
	(U.S. $ in thousands)
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	(2,222)	(4,326)	—	(6,548)
Amounts reclassified from accumulated
other comprehensive income	826	—	167	993
Other comprehensive income (loss)	(1,396)	(4,326)	167	(5,555)
Balance as of December 31, 2014	$(1,243)	$(2,404)	$—	$(3,647)

Stock Options [Member]
Schedule of Stock Option Assumptions

	2015	2014	2013
Risk-free interest rate	1.6% - 1.9%	1.3% - 2.0%	1.4% - 1.7%
Expected option term (years)	6.0	4.2 - 6.5	5.1 - 5.2
Expected share price volatility	50.1% - 53.5%	45.8% - 47.6%	56% - 57%
Dividend yield	-	-	-
Weighted average grant date fair value	$15.49	$60.82	$40.94